Disposals and other non-operating items	12 Months Ended
Dec. 31, 2024
Disposals and other non-operating items
Disposals and other non-operating items

8 Disposals and other non-operating items

Accounting policy

Assets of businesses that are available for immediate sale in their current condition and for which a sales process is considered highly probable to complete are classified as assets held for sale and are carried at the lower of carrying value and fair value less costs to sell. Fair value is based on anticipated disposal proceeds, typically derived from firm or indicative offers from potential acquirers. Non-current assets are not amortised or depreciated following their classification as held for sale. Liabilities of businesses held for sale are also separately classified on the statement of financial position.

Fair value movements in the venture capital portfolio are reported within disposals and other items. See note 15 for further details.

	2022 GBPm	2023 GBPm	2024 GBPm
Revaluation of investments	9	(11)	(2)
Loss on disposal of businesses and assets held for sale	(18)	(61)	(4)
Net loss on disposals and other non-operating items	(9)	(72)	(6)

The revaluation of investments relates to venture fund investments.

During the year goodwill was impaired by £36m (2023: £42m) as the result of a number of disposals. In 2023, the impairment of goodwill of £42m was in relation to some assets held for sale within Risk which were subsequently disposed of.